Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill

Details of intangible assets and changes in the Group’s intangible assets balances are presented below:

	Software	Trademark	Intellectual Property	Customer relationship	Goodwill	Others	Total
At December 31, 2022	1,438	184	1,705	6,529	20,965	389	31,210
Amortization	(424)	(23)	(691)	(1,181)	—	(96)	(2,415)
Exchange differences	111	15	155	49	867	32	1,229
At December 31, 2023	1,125	176	1,169	5,397	21,832	325	30,024
Cost	4,649	238	2,962	9,490	21,832	566	39,737
Accumulated amortization	(3,524)	(62)	(1,793)	(4,093)	—	(241)	(9,713)
Net book amount	1,125	176	1,169	5,397	21,832	325	30,024
Acquisitions of subsidiaries	237	—	—	878	2,906	—	4,021
Amortization	(271)	(21)	(187)	(1,191)	—	(90)	(1,760)
Exchange differences	(226)	(35)	(227)	(179)	(2,570)	(58)	(3,295)
At December 31, 2024	865	120	755	4,905	22,168	177	28,990
Cost	3,929	186	2,351	10,028	22,168	444	39,106
Accumulated amortization	(3,064)	(66)	(1,596)	(5,123)	—	(267)	(10,116)
Net book amount	865	120	755	4,905	22,168	177	28,990